                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

          Report for the calendar Year of Quarter Ended: September 30, 2010

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

       Institutional Investment Manager Filing Manager Filing This Report:

                         Name:    Southeast Asset Advisors
                         Address: 314 Gordon Avenue
                                  Thomasville, GA 31792

                         Form 13 F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                                Name:  Mark Saussy
                                Title: Managing Director
                                Phone: 229-226-8839

                      Signature, Place, and Date of Signing

            /s/ Mark C. Saussy    Thomasville, GA    15-Nov-10
            ------------------    ----------------   ---------
               [Signature]          [City, State]      [Date]

                          Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               List of Other Managers Reporting for this Manager:
           [If there are no entries in this list, omit this section.]

      Form 13F File Number               Name
      --------------------               ----
      28-2013                      Harris Associates, LP
      28-41980                     Select Equity Group, Inc.
      28-11408                     Cornerstone Investment Partners, LLC
      28-12146                     Carl Domino, Inc.
      28-694                       JPMorgan Chase & Co.




                                 Report Summary:

      Number of Other Included Managers:              None
                                                  -----------
      Form 13F Information Table Entry Total:          62
                                                  -----------
      Form 13F Information Table Value Total:     $115,307.68
                                                  -----------
                                                  (thousands)

                        List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE



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
                               TITLE OF                                                                 INVESTMENT       SOLE VOTING
NAME OF ISSUER                 CLASS             CUSIP         VALUE (X $1000)    AMT            SH/PRN  DISCRETION       AUTHORITY
ABBOTT LABORATORIES             COM              002824 10 0        441.43          8,450.00     SH      SOLE               8,450.00
AFLAC INC                       COM              001055 10 2      3,183.42         61,563.00     SH      SOLE              61,563.00
BANK OF AMERICA CORPORATION     COM              060505 10 4        315.39         24,070.88     SH      SOLE              24,070.88
BARD C R INC                    COM              067383 10 9        712.51          8,750.00     SH      SOLE               8,750.00
BERKSHIRE HATHAWAY INC DEL      CL B NEW         084670 70 2     19,531.83        236,234.00     SH      SOLE             236,234.00
BERKSHIRE HATHAWAY INC DEL      CL A             084670 10 8      8,217.00             66.00     SH      SOLE                  66.00
BLOUNT INTL INC NEW             COM              095180 10 5        391.96         30,790.00     SH      SOLE              30,790.00
BROOKFIELD ASSET MGMT  INC      CL A LTD VT SH   112585 10 4      1,713.83         60,410.00     SH      SOLE              60,410.00
C H ROBINSON WORLDWIDE INC      COM NEW          12541W 20 9        240.87          3,445.00     SH      SOLE               3,445.00
CALAMOS STRATEGIC TOTL RETN     COM SH BEN INT   128125 10 1        103.37         11,720.00     SH      SOLE              11,720.00
CEMEX SAB DE CV                 SPON ADR NEW     151290 88 9        874.48        102,880.00     SH      SOLE             102,880.00
CHEVRON CORP                    COM              166764 10 0      3,153.17         38,904.00     SH      SOLE              38,904.00
COCA COLA CO                    COM              191216 10 0      6,785.69        115,955.00     SH      SOLE             115,955.00
CONAGRA INCORPORATED            COM              205887 10 2        246.83         11,250.00     SH      SOLE              11,250.00
CONTANGO OIL & GAS COMPANY      COM NEW          21075N 20 4        372.69          7,430.00     SH      SOLE               7,430.00
CORELOGIC INC                   COM              21871D 10 3        287.59         15,010.00     SH      SOLE              15,010.00
DELL INC                        COM              24702R 10 1      3,100.63        239,062.00     SH      SOLE             239,062.00
DENTSPLY INTL INC NEW           COM              249030 10 7      1,092.10         34,160.00     SH      SOLE              34,160.00
DISNEY WALT CO                  COM DISNEY       254687 10 6        667.96         20,180.00     SH      SOLE              20,180.00
EXXON MOBIL CORP                COM              30231G 10 2      5,325.00         86,179.00     SH      SOLE              86,179.00
FLOWERS FOODS                   COM              343498 10 1     17,770.42        715,395.44     SH      SOLE             715,395.44
GARMIN LTD                      SHS              H2906T 10 9        310.29         10,223.67     SH      SOLE              10,223.67
GENERAL ELECTRIC                COM              369604 10 3        565.18         34,780.35     SH      SOLE              34,780.35
GLOBAL CROSSING LTD             SHS NEW          G3921A 17 5        161.91         12,600.00     SH      SOLE              12,600.00
GRACO INC                       COM              384109 10 4        612.07         19,290.00     SH      SOLE              19,290.00
GREENLIGHT CAPITAL RE LTD       CLASS A          G4095J 10 9      5,016.76        200,510.00     SH      SOLE             200,510.00
IDEXX LABS CORP                 COM              45168D 10 4        815.94         13,220.00     SH      SOLE              13,220.00
IHS INC                         CL A             451734 10 7        966.96         14,220.00     SH      SOLE              14,220.00
INTERFACE INC                   CL A             458665 10 6        322.88         22,690.00     SH      SOLE              22,690.00
INTERNATIONAL TOWER HILL MIN    COM              46050R 10 2         63.00         10,000.00     SH      SOLE              10,000.00
INTERPUBLIC GROUP COS INC       COM              460690 10 0        840.41         83,790.00     SH      SOLE              83,790.00
ISHARES TR INDEX                S&P GLB100INDX   464287 57 2      1,499.82         25,695.00     SH      SOLE              25,695.00
ISHARES TR INDEX                BARCLYS TIPS BD  464287 17 6        548.57          5,030.00     SH      SOLE               5,030.00
ISHARES TR INDEX                S&P 100 IDX FD   464287 10 1        468.91          9,105.00     SH      SOLE               9,105.00
JOHNSON & JOHNSON               COM              478160 10 4      4,999.37         80,687.00     SH      SOLE              80,687.00
KIRBY CORP                      COM              497266 10 6        839.66         20,960.00     SH      SOLE              20,960.00
LABORATORY CORP AMER HLDGS      COM NEW          50540R 40 9      1,108.61         14,135.00     SH      SOLE              14,135.00
LEVEL 3 COMMUNICATIONS INC      COM              52729N 10 0      2,538.44      2,708,252.00     SH      SOLE           2,708,252.00
MEREDITH CORP                   COM              589433 10 1        543.95         16,330.00     SH      SOLE              16,330.00
MICROSOFT CORP                  COM              594918 10 4        592.04         24,174.88     SH      SOLE              24,174.88
NIGHTHAWK RADIOLOGY HLDGS IN    COM              65411N 10 5      1,608.19        252,068.00     SH      SOLE             252,068.00
O REILLY AUTOMOTIVE INC         COM              686091 10 9      1,881.95         35,375.00     SH      SOLE              35,375.00
PATTERSON COS INC               COM              703395 10 3      1,116.49         38,970.00     SH      SOLE              38,970.00
PAYCHEX INC                     COM              704326 10 7        528.91         19,240.00     SH      SOLE              19,240.00
PEPSICO INC                     COM              713448 10 8      1,115.20         16,785.00     SH      SOLE              16,785.00
PERKINELMER INC                 COM              714046 10 9        931.50         40,255.00     SH      SOLE              40,255.00
PERRIGO CO                      COM              714290 10 3        457.25          7,120.00     SH      SOLE               7,120.00
POLO RALPH LAUREN CORP          CL A             731572 10 3        944.88         10,515.00     SH      SOLE              10,515.00
POOL CORPORATION                COM              73278L 10 5        379.93         18,930.00     SH      SOLE              18,930.00
PROCTER & GAMBLE CO             COM              742718 10 9      2,505.01         41,771.00     SH      SOLE              41,771.00
SHERWIN WILLIAMS CO             COM              824348 10 6      1,292.78         17,205.00     SH      SOLE              17,205.00
SIGMA ALDRICH CORP              COM              826552 10 1        787.96         13,050.00     SH      SOLE              13,050.00
SIGNET JEWELERS LIMITED         SHS              G81276 10 0      1,255.95         39,570.00     SH      SOLE              39,570.00
SYNOVUS FINANCIAL CORP          COM              87161C 10 5        101.70         41,341.00     SH      SOLE              41,341.00
TOTAL SYSTEMS SERVICES, INC.    COM              891906 10 9        529.54         34,747.00     SH      SOLE              34,747.00
TRIAD GUARANTY INC              COM              895925 10 5          7.89         39,461.00     SH      SOLE              39,461.00
VERIZON COMMUNICATIONS INC      COM              92343V 10 4        249.31          7,650.00     SH      SOLE               7,650.00
VODAFONE GROUP PLC NEW          SPON ADR NEW     92857W 20 9        268.94         10,840.00     SH      SOLE              10,840.00
WABTEC CORP                     COM              929740 10 8        837.28         17,520.00     SH      SOLE              17,520.00
WASHINGTON POST CO CL B         CL B             939640 10 8        325.52            815.00     SH      SOLE                 815.00
WRIGHT EXPRESS CORP             COM              98233Q 10 5        540.65         15,140.00     SH      SOLE              15,140.00
YUM BRANDS INC                  COM              988498 10 1        297.92          6,468.00     SH      SOLE               6,468.00

				        # of Holdings 62                115,307.68
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